Subsequent events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

22.	Subsequent events

The Group has evaluated subsequent events through August 8, 2025, the issuance of the consolidated financial statements. As announced in Form 6-K filed on July 3, 2025, the Company held an extraordinary general meeting on July 2, 2025, at which the shareholders of the Company approved: (i) the authorized share capital of the Company be increased from US$100,200 divided into 500,000,000 ordinary shares of US$0.0002 par value each and 1,000,000 preference shares of US$0.0002 par value each to US$101,000 divided into 500,000,000 ordinary shares of US$0.0002 par value each and 5,000,000 preference shares of US$0.0002 par value each by the creation of an additional 4,000,000 preference shares of US$0.0002 par value each (the “Share Capital Increase”), and (ii) immediately following the Share Capital Increase becoming effective, 1,000,000 preference shares of par value US$0.0002 be designated and issued to Mr. Bin Fu, the Chief Executive Officer and Chairman of the Board of Directors of the Company, as “Series A Preference Shares” such that the holder of a Series A Preference Share shall have 50 votes for every Series A Preference Share of which he is the holder subject to the Certificate of Designation and Award Agreement (the “Preference Share Issue”, and together with the Certificate of Designation and Award Agreement, the “Preference Share Transaction”). The Group noted that other than this, there are no other significant subsequent events.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS